Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 5,897	$ 43	$ 28,490	$ (22,636)
Balance, Shares at Dec. 31, 2011		43,416,200
Stock issuance fees and expenses	(38)		(38)
Stock compensation expense - warrants	153		153
Common stock issuance ESPP plan	89		89
Common stock issuance ESPP plan, shares	56,805	56,805
Issuance of stock for warrants	262		262
Issuance of stock for warrants, shares		250,066
Issuance of stock for stock options	198		198
Net income	65			65
Issuance of stock for stock options, shares	197,209	197,209
Issuance of common stock for intangibles	1,945	2	1,943
Issuance of common stock for intangibles, shares		1,360,000
Stock compensation expense - options	645		645
Balance at Dec. 31, 2012	9,216	45	31,742	(22,571)
Balance, Shares at Dec. 31, 2012		45,280,280
Stock issuance fees and expenses	(1,037)		(1,037)
Stock compensation expense - warrants	263		263
Common stock issuance ESPP plan	230		230
Common stock issuance ESPP plan, shares	76,595	76,595
Issuance of stock for stock options	372	1	371
Net income	2,033			2,033
Issuance of stock for stock options, shares	438,998	438,998
Issuance of common stock for cash	9,968	3	9,965
Issuance of common stock for cash, net, shares		3,322,500
Stock compensation expense - options	666		666
Balance at Dec. 31, 2013	21,711	49	42,200	(20,538)
Balance, Shares at Dec. 31, 2013		49,118,373
Stock issuance fees and expenses	(2,776)		(2,776)
Stock compensation expense - warrants	51		51
Common stock issuance ESPP plan	353		353
Stock compensation expense - options and restricted stock	641		641
Common stock issuance ESPP plan, shares	90,285	90,285
Issuance of stock for warrants	456	1	455
Issuance of stock for warrants, shares		458,333
Issuance of restricted stock		138,500
Issuance of stock for stock options	1,807	2	1,805
Net income	1,132			1,132
Issuance of stock for stock options, shares	2,387,327	2,387,327
Issuance of common stock for cash	37,030	8	37,022
Issuance of common stock for cash, net, shares		8,050,000
Balance at Dec. 31, 2014	$ 60,405	$ 60	$ 79,751	$ (19,406)
Balance, Shares at Dec. 31, 2014		60,242,818